BOND INDEX
                                                                  PORTFOLIOS

                                                         SEMI-ANNUAL REPORT
                                                            TO INVESTORS
                                                          NOVEMBER 30, 1996

Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 314204108
(1/97)


BOND INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)


     PRINCIPAL
      AMOUNT                                                                                                 VALUE
 ASSET-BACKED SECURITIES -- 0.7%
                 AUTOMOTIVE -- 0.7%
 $    185,881    Premier Auto Trust 1994-2, Class A3, 6.35%, 5/2/2000                                   $   186,578
                   TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $184,167)                                 186,578
 CORPORATE BONDS -- 16.2%
                 AUTOMOBILE -- 1.0%
      275,000    Ford Motor Co., Debenture, 7.125%, 11/15/2025                                              273,644
                 BEVERAGE & TOBACCO -- 2.8%
      275,000    Anheuser-Busch Cos., Inc., Note, 7.00%, 9/1/2005                                           281,517
      150,000    PepsiCo, Inc., Debenture, 7.625%, 12/18/1998                                               155,057
      350,000    Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006                                           336,354
                   Total                                                                                    772,928
 COMMUNICATIONS -- 2.7%
      200,000    Lucent Technologies, Inc., Note, 7.25%, 7/15/2006                                          209,910
      250,000    Motorola, Inc., Debenture, 7.50%, 5/15/2025                                                267,092
      250,000    Sprint Corp., Note, 8.125%, 7/15/2002                                                      269,715
                   Total                                                                                    746,717
 DRUGS -- 0.9%
      250,000    American Home Products Corp., Note, 7.70%, 2/15/2000                                       261,942
 FINANCE -- 1.4%
      110,000    Bank of Boston Corp., Sub. Note, 6.625%, 12/1/2005                                         108,822
      250,000    Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015                                      271,547
                   Total                                                                                    380,369
 FINANCE - AUTOMOTIVE -- 1.0%
      300,000    General Motors Acceptance Corp., Note, 5.625%, 2/15/2001                                   292,773
 FOOD PRODUCTS -- 1.3%
      350,000    Nabisco, Inc., Unsecd. Note, 8.00%, 1/15/2000                                              367,283




    PRINCIPAL
      AMOUNT                                                                                                 VALUE
 CORPORATE BONDS -- CONTINUED
                 RETAILERS -- 2.2%

 $    300,000    Penney (J.C.) Co., Inc., Note, 7.375%, 6/15/2004                                       $   313,986
      300,000    Wal-Mart Stores, Inc., Unsecd. Note, 7.50%, 5/15/2004                                      319,848
                   Total                                                                                    633,834
 SOVEREIGN GOVERNMENT -- 1.9%
      300,000    Italy (Republic of), Debenture, 6.875%, 9/27/2023                                          294,348
      250,000    Quebec, Province of, Debenture, 7.125%, 2/9/2024                                           244,798
                   Total                                                                                    539,146
 UTILITIES -- 1.0%
      275,000    Duke Power Co., 1st Ref. Mtg., 7.50%, 8/1/2025                                             280,038
                   TOTAL CORPORATE BONDS (IDENTIFIED COST $4,418,940)                                      4,548,674
 GOVERNMENT AGENCIES -- 5.4%
 FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.4%
      200,000    7.23%, 12/17/2002                                                                          201,968
      175,000    7.90%, 9/19/2001                                                                           188,727
                   Total                                                                                    390,695
 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.5%
      390,000    7.50%, 2/11/2002                                                                           414,983
 GOVERNMENT AGENCY -- 2.5%
      675,000    Private Export Funding Corp., 7.30%, 1/31/2002                                             710,748
                   TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $1,484,936)                                  1,516,426
 MORTGAGE BACKED SECURITIES -- 28.1%
 FEDERAL HOME LOAN MORTGAGE CORPORATION -- 8.0%
      455,147    6.50%, 2/1/2011                                                                            441,946
      322,029    7.00%, 5/1/2024                                                                            321,926
      317,440    7.00%, 6/1/2024                                                                            316,843
      497,823    7.50%, 6/1/2026                                                                            504,598
      397,909    8.50%, 3/1/2025                                                                            415,317
      245,836    9.00%, 4/1/2022                                                                            262,619
                   Total                                                                                  2,263,249



    PRINCIPAL
      AMOUNT                                                                                                     VALUE
 MORTGAGE BACKED SECURITIES -- CONTINUED
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 11.8%

 $    269,401    7.00%, 6/1/2009                                                                        $   272,543
      421,472    7.00%, 5/1/2024                                                                            419,892
      377,333    7.00%, 6/1/2024                                                                            375,563
      311,997    7.50%, 6/1/2011                                                                            318,527
      245,850    7.50%, 2/1/2026                                                                            248,692
      278,232    8.00%, 7/1/2002                                                                            286,665
      425,110    8.50%, 8/1/2023                                                                            446,498
      550,112    8.50%, 10/1/2026                                                                           573,316
      357,045    9.00%, 6/1/2025                                                                            377,796
                   Total                                                                                  3,319,492
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 8.3%
      504,601    7.50%, 6/15/2024                                                                           513,588
      448,714    7.50%, 6/15/2024                                                                           456,288
      491,799    7.50%, 6/15/2026                                                                           498,866
      475,000    8.00%, 8/15/2026                                                                           489,545
      140,230    9.50%, 1/15/2019                                                                           152,719
      195,179    9.50%, 10/15/2020                                                                          212,439
                   Total                                                                                  2,323,445
                   TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $7,668,135)                          7,906,186
 U.S. TREASURY SECURITIES -- 48.0%
 U.S. TREASURY BONDS -- 16.2%
    1,250,000    7.25%, 5/15/2004                                                                           1,344,725
    2,675,000    7.25%, 5/15/2016                                                                           2,912,834
      245,000    9.375%, 2/15/2006                                                                            301,963
                   Total                                                                                    4,559,522
 U.S. TREASURY NOTES -- 31.8%
    1,425,000    5.875%, 8/15/1998                                                                          1,432,125
      805,000    6.25%, 2/15/2003                                                                             819,337



    PRINCIPAL
      AMOUNT                                                                                                     VALUE
 U.S. TREASURY SECURITIES -- CONTINUED
 U.S. TREASURY NOTES -- CONTINUED

 $  1,075,000    6.50%, 5/31/2001                                                                       $   1,103,391
    1,800,000    7.00%, 4/15/1999                                                                           1,854,000
      825,000    7.125%, 10/15/1998                                                                           847,432
    1,000,000    8.875%, 5/15/2000                                                                          1,097,660
    1,700,000    9.00%, 5/15/1998                                                                           1,781,549
                   Total                                                                                    8,935,494
                   TOTAL U.S. TREASURY SECURITIES (IDENTIFIED COST $13,176,976)                            13,495,016
 (a)REPURCHASE AGREEMENT -- 0.6%
         165,000 BT Securities Corp., 5.72%, dated 11/29/1996, due 12/2/1996
                 (AT AMORTIZED COST)                                                                          165,000
                   TOTAL INVESTMENTS (IDENTIFIED COST $27,098,154)(b)                                  $   27,817,880


(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $27,098,154. The net unrealized appreciation of investments on a federal tax basis amounts to $719,726 which is comprised of $730,214 appreciation and $10,488 depreciation at November 30, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($28,117,876) at November 30, 1996.

(See Notes which are an integral part of the Financial Statements)

BOND INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost $27,098,154)                $ 27,817,880
 Cash                                                                                                  2,114
 Income receivable                                                                                   305,523
     Total assets                                                                                 28,125,517
 LIABILITIES:
 Accrued expenses                                                                                      7,641
 Net Assets                                                                                     $ 28,117,876
 NET ASSETS CONSIST OF:
 Paid in capital for beneficial interests                                                       $ 28,117,876


(See Notes which are an integral part of the Financial Statements)

BOND INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1996 (UNAUDITED)


 INVESTMENT INCOME:
 Interest                                                                                       $ 916,705
 EXPENSES:
 Investment advisory fee                                                           $ 32,207
 Administrative personnel and services fee                                           30,000
 Custodian fees                                                                       5,274
 Auditing fees                                                                        4,386
 Legal fees                                                                           2,000
 Portfolio accounting fees                                                           28,629
 Share registration costs                                                               900
 Miscellaneous                                                                        1,624
    Total expenses                                                                  105,020
 Waivers and reimbursements --
    Waiver of investment advisory fee                                  $(32,207)
    Reimbursement of other operating expenses by Adviser                (47,048)
         Total waivers and reimbursements                                           (79,255)
                  Net expenses                                                                     25,765
                   Net investment income                                                          890,940
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                                  38,995
 Net change in unrealized appreciation of investments                                             823,181
    Net realized and unrealized gain on investments                                               862,176
         Change in net assets resulting from operations                                       $ 1,753,116



(See Notes which are an integral part of the Financial Statements)

BOND INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS
                                                                           ENDED
                                                                        (UNAUDITED)       YEAR ENDED
                                                                        NOVEMBER 30,        MAY 31,
                                                                            1996             1996

 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                 $    890,940      $ 1,141,277
 Net realized gain on investments                                            38,995          228,503
 Net change in unrealized appreciation (depreciation)                       823,181         (715,007)
  Change in net assets resulting from operations                          1,753,116          654,773
 TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
 Additions                                                               17,973,137       18,879,856
 Reductions                                                             (14,207,819)     (13,216,042)
  Net increase from transactions in investors' beneficial interest        3,765,318        5,663,814
   Total increase in Net Assets                                           5,518,434        6,318,587
 NET ASSETS:
 Beginning of period                                                     22,599,442       16,280,855
 End of period                                                          $28,117,876      $22,599,442


(See Notes which are an integral part of the Financial Statements)

FEDERATED INVESTMENT PORTFOLIOS
BOND INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996 (UNAUDITED)

1. ORGANIZATION

Federated Investment Portfolios (the "Portfolio Series") was organized as a Massachusetts business trust under a Declaration of Trust dated September 29, 1995. The Portfolio Series is currently comprised of one portfolio, Bond Index Portfolio (the "Portfolio"). The Declaration of Trust permits the Portfolio Series to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio, which began operations on January 2, 1996, is an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "Act"). The investment objective of the Portfolio is to provide investment results that correspond to the investment performance of the Lehman Brothers Aggregate Bond Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.
PREDECESSOR PORTFOLIO -- Effective January 2, 1996 (the "Transaction Date") the Portfolio received all of the assets of Excelsior Institutional Bond Index Fund, a series of Excelsior Institutional Trust, which had invested all of its assets in Bond Market Portfolio (the "Predecessor Portfolio"), a portfolio of St. James Portfolios, having a market value of $16,913,859, in exchange for shares of beneficial interest in the Portfolio. These assets acquired represented substantially all of the Predecessor Portfolio's assets as of the Transaction Date. The Statement of Operations, Statement of Changes in Net Assets, and Selected Financial Data presented herein include the operations and Selected Financial Data of the Predecessor Portfolio for the periods prior to January 2, 1996.

INVESTMENT VALUATIONS -- Listed corporate bonds and other fixed-income and asset backed securities are valued at the last sale price reported on national securities exchanges. Unlisted bonds and short-term obligations are valued at the prices provided by an independent pricing service. Short-term securities obtained with remaining maturities of sixty days or less may be stated at amortized cost, which approximates market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to investors are recorded on the ex-dividend date.
Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

REPURCHASE AGREEMENTS -- The Portfolio may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Portfolio's custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value of not less than 102% of the repurchase price (including accrued interest).

If the value of the underlying security, including accrued interest, falls below 102% of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the Portfolio to a risk of loss in the event that the Portfolio is delayed or prevented from exercising its right to dispose of the underlying collateral securities or to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

FEDERAL INCOME TAXES -- The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

OTHER -- Investment transactions are accounted for on the trade date.

3. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Research Corp., the Portfolio's investment adviser (the "Adviser"), is entitled to receive for its services an annual investment advisory fee equal to 0.25% of the Portfolio's average daily net assets. The Adviser has entered into a subadvisory contract with the United States Trust Company of New York ("U.S. Trust"). Under the terms of the subadvisory contract, the Adviser is obligated to pay U.S. Trust an annual investment advisory fee equal to 0.12% of the Portfolio's average daily net assets. For the six months ended November 30, 1996, the Adviser and U.S. Trust have voluntarily agreed to waive all of their fees. ADMINISTRATIVE FEE -- Federated Administrative Services, Inc. ("FAS") provides the Portfolio with administrative personnel and services. The FAS fee is based upon 0.05% on the first $1 billion of average aggregate daily net assets of the Portfolio, subject to an annual minimum fee of $60,000.

PORTFOLIO ACCOUNTING FEE -- FAS maintains the Portfolio's accounting records for which it receives a fee. The fee is based on the level of the Portfolio's average daily net assets for the period, plus out of pocket expenses.

CUSTODIAN -- Effective June 5, 1996, State Street Bank & Trust Company became the custodian of the Portfolio's assets for which it receives a fee.

Prior to June 5, 1996, Investors Bank & Trust Company ("IBT") served as custodian of the Portfolio's assets pursuant to a Custody Agreement between IBT and the Portfolio.

GENERAL -- Certain of the Officers and Trustees of the Portfolio Series are Officers and Directors or Trustees of the above companies.

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the six months ended November 30, 1996 were as follows:

COST OF PURCHASES                                                   $ 14,463,718
PROCEEDS FROM SALES                                                  $ 9,951,920

5. SELECTED FINANCIAL DATA

                                                               SIX MONTHS
                                                                  ENDED                YEAR ENDED
                                                               NOVEMBER 30,               MAY 31,
                                                                  1996                1996    1995(a)
 RATIOS TO AVERAGE NET ASSETS
 Expenses                                                         0.20%*             0.09%     0.00%*
 Net investment income                                            6.99%*             7.00%     7.45%*
 Expense waiver/reimbursement(b)                                  0.62%*             0.89%     0.69%*
 SUPPLEMENTAL DATA
 Portfolio turnover                                                 40%                43%       67%


* Computed on an annualized basis.

(a) Reflects operations for the period from July 11, 1994 (date of initial public investment) to May 31, 1995.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

TRUSTEES

John F. Donahue
J. Christopher Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts
OFFICERS
John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Victor R. Siclari
Assistant Secretary